Supplemental Disclosures of Cash Flows Information (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Supplemental Cash Flow Elements [Abstract]
Stock-based compensation accrual impact, net	$ (115)	$ (211,614)
Change in unrealized gain on available-for-sale securities		18,502
Transfer of investment in leased property to inventory		263,239
Transfer of assets held for sale to inventory		$ 1,000,000